Goodwill	12 Months Ended
Dec. 31, 2022
Disclosure of Goodwill Text Block [Abstract]
Goodwill

Note 12. Goodwill

	2022	2021
Balance as of January 1	$6,803	$6,863
Effect of movements in foreign exchange	(174)	(60)
Impairment losses	$(838)	$—
Balance as of December 31	$5,791	$6,803

The Group completed its annual impairment test for goodwill for the years ended December 31, 2022 and 2021 and concluded that no impairment charge was warranted for Procaps S.A. de C.V. and Biokemical S.A. de C.V. cash generating units. However, as of December 31, 2022 an impairment loss was recognized for the Rymco cash generating unit (in regards to prior periods, goodwill impairment losses hadn’t previously been recognized). The Group cannot predict whether an event that triggers impairment will occur, when it will occur or how it will affect the value of the asset reported. The Group believes that all of its estimates are reasonable and are consistent with the Group’s internal reporting and reflect management’s best estimates.

Allocation of goodwill to cash generating units

For the purpose of impairment testing, goodwill has been allocated to the following cash-generating units, which belong to different reportable segments:

The Group has three cash generating units - Procaps, S.A, de C.V., is engaged in the manufacturing and distribution of pharmaceutical products, Biokemical S.A. de C.V. which also manufactures and distributes pharmaceutical products, and Rymco, a manufacturer and seller of syringes, needles, and infusion equipment.

To determine the recoverable amount for each of these cash generating units, a value-in-use calculation was conducted using cash flow projections from approved financial budgets over a specific period, along with an annual discount rate. For cash flows beyond the number of years used in projection, a fixed annual growth rate was used to extrapolate the projections. The chosen period for the cash flow projection represents the stable long-term position, and hence, the cash flows were extrapolated using a steady growth rate in the second stage. The sales growth rate and fixed gross margins were used as inputs for the cash flow projections during the budgeted period, and the directors estimated the growth rate based on past performance and their expectations of market development. The following key assumptions and inputs were considered in the calculation of projected the cash flows of the cash generating units:

	Procaps S.A. de C.V.		Biokemical S.A. de C.V.		Rymco
	2022	2021	2022	2021	2022	2021
Post-Tax Discount Rate	16.5%	12.2%	16.5%	13.3%	17.5%	11.5%
No. of years used In projection (In Years)	6	6	6	6	5	5
Fixed annual growth rate[1]	3%	1%	3%	1%	3.0%	3.1%
Average sales growth rate	15.0%	6.2%	12.6%	3.8%	(3.5)%	11.6%
Average gross margin[2]	52.6%	49%	41.2%	41.4%	27.9%	18%
Expected market share[3]	6.5%	6.2%	7.5%	3.8%	18.1%	19.9%

[1]	This rate is consistent with the growth of the pharmaceutical and medical supplies markets in the current and potential operating areas of the cash-generating units.
[2]	Fixed gross margins were used in the cash flow projections for Procaps S.A. de C.V.
[3]	Management considers that the planned growth of market share for the next five to eight years is reasonably achievable.

The table below indicates the amount by which estimated recoverable amount of the cash generated units exceeded its carrying amount:

The impairment in Rymco is due to the decrease in sales and declining market conditions. During 2021, the production capacity of Rymco’s manufacturing facilities was expanded to meet the increased demand for its products that helped reduce the spread of the COVID-19 virus. However, during 2022, due to the end of the COVID-19 epidemic, the demand for those products significantly declined and, as a result, so did the selling prices due to oversupply in the marketplace.

As a result of the impairment identified as of December 31, 2022, the Group assessed the assets within Rymco subject to IAS 36 and recognized an impairment loss up to the greater of the recoverable amount of the individual assets or zero. The recoverable amount of the assets is its individual Level 2 fair value less costs of disposal, which is calculated based on observable market prices for similar assets. Therefore, a total impairment loss expense of $6,018, which was allocated to the non-financial assets of Rymco as follows:

–	Impairment of Goodwill of $838, with $0 remaining carrying amount;

–	Impairment of Property Plan and Equipment of $4,689, with a remaining carrying amount of $1,596;

–	Impairment of Right-of-use assets of $356, with a remaining carrying amount of $2,744; and

–	Impairment of Intangible assets of $135, with $0 remaining carrying amount.

After impairing assets within the scope of IAS 36 by $6,018, an unallocated impairment of $5,723 remained unrecognized by the Group.

The impairment losses are recognized in the Consolidated Statement of Profit or Loss and Other Comprehensive Income as Other expenses, net.